Investments - Schedule of Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Jul. 01, 2024	Dec. 31, 2023
Fair value
Fair value	$ 11,187		$ 0
AeroFlexx
Amortized cost
Due within one year	0
Due after one year through five years	10,278
Due after five years	0
Amortized cost	10,278
Fair value
Due within one year	0
Due after one year through five years	11,187
Due after five years	0
Fair value	$ 11,187	$ 7,635	$ 0